Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
33.    Subsequent Events
Declaration of Quarterly Dividend Payments
On January 4, 2012, the Ally Board of Directors declared quarterly dividend payments on certain outstanding preferred stock. This included a cash dividend of $1.125 per share, or a total of $134 million, on Fixed Rate Cumulative Mandatorily Convertible Preferred Stock, Series F-2 and a cash dividend of $17.50 per share, or a total of $45 million, on Fixed Rate Cumulative Perpetual Preferred Stock, Series G. The dividends were paid on February 15, 2012.
Mortgage Foreclosure Matters
On February 9, 2012, we reached an agreement in principle with the federal government and 49 state attorneys general with respect to foreclosure-related matters. We also agreed in principle with the Federal Reserve Board on a monetary penalty related to the same foreclosure-related matters. Refer to Note 31 for additional information.
February 2012 Notes Offering
On February 14, 2012, we completed a securities offering of $1.0 billion in aggregate principal amount of Ally senior guaranteed notes due February 2017. The notes bear interest at a rate of 5.5% per annum and are guaranteed by certain Ally subsidiaries.
Change in Reportable Segment Information
On May 13, 2012, ResCap filed for relief under Chapter 11 of the Bankruptcy Code in the United States. As a result of the bankruptcy filing, beginning in the second quarter of 2012, ResCap is deconsolidated from our financial statements and we are presenting our mortgage business activities under one reportable operating segment, Mortgage operations. Previously our Mortgage operations were presented as two reportable operating segments, Origination and Servicing operations and Legacy Portfolio and Other operations. The new presentation is consistent with the organizational alignment of the business and management's current view of the mortgage business.
The previously issued financial statements, for all years presented, have been updated for the reportable segment change even though the financial statements relate to periods prior to the reportable segment change. This change in reportable segment has no effect on our reported net income for any reporting period.